Rental Vehicles - Schedule of Rental Vehicles (Details) (10K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Rental Vehicles, gross	$ 12,117,146	$ 9,067,885	$ 6,284,211
Less accumulated depreciation	(3,333,877)	(2,871,452)	(1,547,164)
Rental Vehicles, net	8,783,269	6,196,433	4,737,047
Vehicles [Member]
Rental Vehicles, gross	$ 12,117,146	$ 9,067,885	$ 6,284,211